Stock Incentive Plans - Schedule of Valuation Assumptions of ESPP (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	[1]	0.71%	0.75%	0.86%
Expected volatility	[2]	13.92%	14.87%	16.94%
Risk-free interest rate	[3]	0.11%	0.08%	0.10%
Expected life (in years)	[4]	6 months	6 months	6 months
Weighted-average grant date fair value (in dollars per share)		$ 18.72	$ 13.74	$ 10.08
Employee Stock Purchase Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering period for stock purchase plan (in months)		6 months

[1]	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.
[2]	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.
[3]	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).
[4]	The expected life is based on the semi-annual purchase period.